Average Annual Total Returns - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2024
Fidelity Advisor Canada Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.74%
Past 5 years	10.72%
Past 10 years	4.81%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.17%
Past 5 years	10.04%
Past 10 years	4.01%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.33%
Past 5 years	8.66%
Past 10 years	3.81%
Fidelity Advisor Canada Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.44%
Past 5 years	11.20%
Past 10 years	4.81%
Fidelity Advisor Canada Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.02%
Past 5 years	10.94%
Past 10 years	4.75%
Fidelity Advisor Canada Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.67%
Past 5 years	12.44%
Past 10 years	5.79%
Fidelity Advisor Canada Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.82%
Past 5 years	12.56%
Since Inception	8.94%	[1]
DR001
Average Annual Return:
Past 1 year	14.83%
Past 5 years	12.09%
Past 10 years	5.32%

[1]	A From October 2, 2018 .